Exploration expenses	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Exploration expenses

20. Exploration expenses
	2017	2016 (Restated – note 27)
BMSC	$8,747	$5,891
Timok – Upper Zone	24,973	8,709
Timok – Lower Zone	15,577	3,035
Other properties	1,476	993
Total	$50,773	$18,628
Other properties consists of the Company’s other holdings in Serbia and Macedonia.